Retirement Benefit Plans - Summary of Actuarial Assumption Sensitivities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Actuarial Assumption of Discount Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase decrease in defined benefit obligation	£ (550)	£ (593)
Increase decrease in defined benefit obligation	£ (19)	(21)
Description of changes in methods and assumptions	25 bps increase
Actuarial Assumption of Expected Rates of Inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase decrease in defined benefit obligation	£ 365	405
Increase decrease in defined benefit obligation	£ 12	13
Description of changes in methods and assumptions	25 bps increase
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase decrease in defined benefit obligation	£ 0	0
Description of changes in methods and assumptions	25 bps increase
Actuarial Assumption of Expected Rates of Mortality [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase decrease in defined benefit obligation	£ 367	£ 369
Description of changes in methods and assumptions	Additional year of longevity assumed